Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net income	$ 173,626	$ 163,569
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	4,700	7,400
Depreciation, amortization, and accretion, net	39,786	33,111
Deferred income taxes	(176)	(16,586)
Stock compensation	2,059
Other, net	14	(1,143)
Originations of loans held for sale		(144,763)
Proceeds from sales of loans held for sale		147,297
Net gains on sales of loans held for sale		(3,145)
Net gains on investment securities	(25,761)	(14,993)
Change in assets and liabilities:
Net (increase) decrease in other assets	(13,789)	540
Net decrease in other liabilities	(1,367)	(16,301)
Net cash provided by operating activities	179,092	154,986
Available-for-sale securities:
Proceeds from maturities and principal repayments	893,184	1,043,957
Proceeds from sales	533,687	1,814,993
Purchases	(2,673,977)	(2,538,223)
Other investments:
Proceeds from sales	17,636	32,549
Purchases	(17,959)	(24,764)
Net increase in loans and leases resulting from originations and principal repayments	(676,234)	(434,748)
Proceeds from bank owned life insurance	5,777
Purchases of premises, equipment, and software	(11,179)	(13,981)
Proceeds from sales of premises and equipment	63	714
Proceeds from sales of other real estate owned	407	5,534
Other	50	165
Net cash used in investing activities	(1,928,545)	(113,804)
Cash flows from financing activities
Net increase in deposits	903,603	757,180
Net decrease in short-term borrowings	(207,000)	(82,000)
Dividends paid	(57,891)
Repayment of long-term debt	(10)	(10)
Distributions paid	(363,624)	(112,680)
Net cash provided by financing activities	275,078	562,490
Net (decrease) increase in cash and cash equivalents	(1,474,375)	603,672
Cash and cash equivalents at beginning of period	2,650,195	1,261,453
Cash and cash equivalents at end of period	1,175,820	1,865,125
Supplemental disclosures
Interest paid	19,034	16,490
Income taxes paid, net of income tax refunds	152,950	102,556
Noncash investing and financing activities:
Transfers from loans and leases to other real estate owned	1,056	2,261
Transfers from loans held for sale to loans and leases		$ 2,293
Derivative liability entered into in connection with sale of investment securities	$ 8,828